Commitments and Contingencies	6 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13 - Commitments and Contingencies
Litigation
From time to time, the Company is party to litigation and other legal proceedings in the ordinary course of business. Because the results of any litigation or other legal proceedings are uncertain, the Company’s financial position, results of operations or cash flows could be materially affected by an unfavorable resolution of one or more of these proceedings, claims, or demands. However, management does not currently believe the ultimate resolution of any pending legal matters is reasonably possible to have a material adverse effect on the Company’s financial position, results of operations or cash flows. The Company accrues for loss contingencies when it is both probable that it will incur the loss and when the Company can reasonably estimate the amount of the loss or range of loss.
No material amounts related to litigation settlements were recognized in the three and six months ended September 30, 2025 and 2024.
Arduino Guarantee
As of September 30, 2025 and March 31, 2025, the Company is guarantor for a $5.9 million and $5.4 million, respectively, credit facility available to Arduino, a related party, and no claims have been made against the guaranty. The guaranty expires in February 2026.